Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Arcturus Therapeutics Ltd. and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. These financial statements are prepared in conformity with accounting principles generally accepted in the United States (U.S. GAAP), which requires management to make estimates and assumptions regarding the valuation of certain debt and equity instruments, the intangible asset, share-based compensation, accruals for liabilities, income taxes, revenue and deferred revenue, expense accruals, and other matters that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  In the opinion of management, all adjustments, consisting of normal recurring accruals and other adjustments related to our merger, considered necessary for a fair presentation have been included.  Actual results could materially differ from those estimates.

Segment Information

Segment Information

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company and its chief operating decision-maker view the Company’s operations and manage its business in one operating segment which is the research and development of medical applications for our nucleic acid-focused technology.

Reclassification of Prior Year's Presentation

Reclassification of Prior Year’s Presentation

Certain prior year amounts have been reclassified for consistency with the current period presentation. This reclassification had no effect on the reported results of operations.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of the Company is the U.S. dollar. Monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with Accounting Standards Codification (“ASC”) Topic 830, “Foreign Currency Matters”. Translation gains or losses were immaterial for the years ended December 31, 2017, 2016 and 2015.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the date of purchase to be cash equivalents.

Restricted Cash

Restricted cash

Restricted cash represents cash required to be set aside as security for lease payments and to maintain a letter of credit for the benefit of the landlord for the Company’s offices. At December 31, 2017, the Company had restricted cash of $166,000 and $107,000 in conjunction with property leases in Israel and San Diego, California, respectively. The restricted cash related to the Israel facility is classified as current as it expected to be received by the Company within 12 months. The restricted cash related to the San Diego facility is included in the balance of other assets and classified as a non-current asset as it is expected to be received at the end of the lease term in 2025. There was no restricted cash at December 31, 2016.

Statement of cash flows

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet to the total of the same such amounts shown in the statement of cash flows:

	As of December 31,
(in thousands)	2017	2016	2015
Cash and cash equivalents	$24,965	$8,345	$11,894
Restricted cash	166	-	-
Restricted cash (included in other assets)	107	-	-
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$25,238	$8,345	$11,894

Short-term Bank Deposits

Short-term Bank Deposits

Short-term bank deposits are deposits with maturities of more than three months and up to one year when acquired. Short-term bank deposits are presented at their cost, including accrued interest and are included in the balance of short-term investments in the consolidated balance sheet.

Short-term Investments

Short-term Investments

The Company accounts for short-term investments in accordance with ASC No. 320, Investments- Debt and Equity Securities. Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company has classified all of its debt securities and certificates of deposit as available-for-sale securities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses reported in accumulated other comprehensive (gain)loss in shareholders' equity (deficit). Realized gains and losses on sales of investments are included in interest income and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in interest income.

The Company recognizes an impairment charge when a decline in the fair value of its investments in securities below the amortized cost basis of such securities is judged to be other-than-temporarily impaired. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and if the entity has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. The Company did not recognize any other-than-temporary impairment charges on its marketable securities during the years ended December 31, 2017, 2016 or 2015.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available under the circumstances. The hierarchy is broken down into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the net invoice value and are non-interest bearing. The Company considers receivables past due based on the contractual payment terms. The Company reserves specific receivables if collectability is no longer reasonably assured. Estimates for allowances for doubtful accounts are determined based on existing contractual obligations, historical payment patterns, and individual customer circumstances. The Company reevaluates such reserves on a regular basis and adjusts its reserves as needed. Once a receivable is deemed to be uncollectible, such balance is charged against the reserve. No reserves have been recorded as of December 31, 2017 or 2016.

Concentration of Credit Risk and Significant Customers

Concentration of Credit Risk and Significant Customers

The Company is exposed to credit risk from cash and investment balances at banks in excess of amounts insured by the Federal Deposit Insurance Corporation, including deposits held in two large banks located in Israel and by a U.S. based brokerage. The Company mitigates its exposure by investing in certificates of deposit in banks that have a credit rating of at least Baa1/BBB+ and corporate debentures that carry a rating of at least A2/A. The Company’s investment policy is approved by the Board of Directors and limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations. The Company has not experienced any losses on deposits since inception.

There was one customer that comprised the total accounts receivable balance at December 31, 2017. One customer individually represented 88% of the Company’s accounts receivable balance at December 31, 2016.

For the year ended December 31, 2017, there were three customers that collectively represented 92% of the Company’s total revenue. For the years ended December 31, 2016 and 2015, there were two customers that represented 95% and 99% of the Company’s total revenue, respectively.

Intangible asset held for sale

Intangible asset held for sale

The Company’s intangible asset represents capitalized in-process research and development (IPR&D) acquired in conjunction with the merger in 2017 (see Note 6 to the consolidated financial statements).

Property and Equipment, net

Property and Equipment, net

Property and equipment are stated at cost, net of accumulated depreciation and amortization. The cost of property and equipment is depreciated or amortized using the straight-line method over the respective useful lives of the assets, ranging from three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful life of the asset or the lease term. Long-lived assets, including property and equipment are reviewed for impairment whenever events or circumstances indicate that the carrying amount of these assets may not be recoverable. The determinants used for this evaluation include management’s estimate of the asset’s ability to generate positive income from operations and positive cash flow in future periods, as well as the strategic significance of the assets to the Company’s business objectives. The Company did not recognize any impairment losses for the years ended December 31, 2017, 2016 or 2015.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss represents unrealized losses on the Company’s marketable securities. The income tax effect related to unrealized losses was immaterial for December 31, 2017.

Revenue Recognition

Revenue Recognition

The Company enters into arrangements with pharmaceutical and biotechnology partners that may involve multiple deliverables. The Company’s arrangements may contain upfront payments, license fees for research and development arrangements, research and development funding or reimbursement, milestone payments, option fees, exclusivity fees and royalties on future sales of our products. Each deliverable in the arrangement is evaluated at the inception of the arrangement to determine whether it meets the criteria to be accounted for as a separate unit of accounting or whether it should be combined with other deliverables. When deliverables are separable, consideration received is allocated to the separate units of accounting based on the relative selling price method and the appropriate revenue recognition principles are applied to each unit. Revenue is recognized separately for each unit of accounting when all four of the following criteria are met: (i) persuasive evidence that an arrangement exists; (ii) delivery of the products and/or services has occurred; (iii) the selling price is fixed or determinable; and (iv) collectability is reasonably assured. Deliverables in an arrangement that do not meet this separation criteria are treated as a single unit of accounting, generally applying applicable revenue recognition guidance for the final deliverable to the combined unit of accounting. In the instances in which the Company has received payment from customers in advance of recognizing revenue, the Company records the amounts as deferred revenue on the consolidated balance sheet. Amounts not expected to be recognized within the next 12 months are classified as non-current deferred revenue. As discussed further under Note 3, Strategic Alliances and Collaboration Agreements, total deferred revenue for the year ended December 31, 2017 and 2016 was comprised of $7.6 million and $0.4 million for Collaboration Partner A, respectively; $5.8 million and $6.2 million for Collaboration Partner B, respectively; negligible amount and $0.2 million for Collaboration Partner C, respectively; and $0.2 million and $0.8 million for Other, respectively. Deferred revenue includes unamortized upfront fees under these collaboration agreements.

Funded Research. Some of the Company’s research and development costs are funded or reimbursed by partners in accordance with collaboration agreements. Amounts received as compensation related to the Company’s research and development efforts are recognized as revenue when the above criteria have been met.

Upfront Fees. When the Company determines that deliverables in an arrangement do not meet the separation criteria discussed above, the deliverables are treated as a single unit of accounting. In such cases, upfront fees received for collaborative agreements are recognized on a straight-line basis, unless evidence suggests that the revenue is earned or obligations are fulfilled in a different pattern, over the expected performance period under each respective arrangement. When the performance period is not specified, the Company makes its best estimate of the period over which the Company expects to fulfill its performance obligations under an arrangement. Any amounts received under the arrangement in advance of performance are recorded as deferred revenue and recognized as revenue as the Company completes its performance obligations.

Milestones. The Company applies the milestone method of accounting to recognize revenue from milestone payments when earned, as evidenced by written acknowledgement from the collaborator or other persuasive evidence that the milestone has been achieved and the payment is non-refundable, provided that the milestone event is substantive. A milestone event is defined as an event (i) that can only be achieved based in whole or in part on either our performance or on the occurrence of a specific outcome resulting from our performance; (ii) for which there is substantive uncertainty at the inception of the arrangement that the event will be achieved; and (iii) that would result in additional payments being due to the Company. Events for which the occurrence is either contingent solely upon the passage of time or the result of a counterparty’s performance are not considered to be milestone events. A milestone event is substantive if all of the following conditions are met: (i) the consideration is commensurate with either the Company’s performance to achieve the milestone, or the enhancement of the value to the delivered item(s) as a result of a specific outcome resulting from the Company’s performance to achieve the milestone; (ii) the consideration relates solely to past performance; and (iii) the consideration is reasonable relative to all the deliverables and payment terms (including other potential milestone consideration) within the arrangement.

The Company assesses whether a milestone is substantive at the inception of each arrangement. If a milestone is deemed non-substantive, the Company will account for that milestone payment using a method consistent with the related units of accounting for the arrangement over the estimated performance period.

Research and Development Costs, net

Research and Development Costs, net

Research and development costs are expensed as incurred. Non-refundable advance payments are expensed when services are initiated. These expenses result from the Company's independent research and development efforts as well as efforts associated with collaboration arrangements. Research and development costs include salaries and personnel-related costs, consulting fees, fees paid for contract research and manufacturing services, the costs of laboratory supplies, equipment and facilities and other external costs are shown net of any royalty bearing grants.

Royalty Bearing Grant

Royalty Bearing Grant

Royalty-bearing grants from Cystic Fibrosis Foundation Therapeutics, Inc. (CFFT) amounted to $0.3 million and $0.2 million during the years ended December 31, 2017 and 2016, respectively. Royalty-bearing grants from CFFT for certain research and development projects are recognized on the basis of related costs incurred, and are included as a deduction from research and development expenses.

Share-Based Compensation

Share-Based Compensation

The Company recognizes share-based compensation for equity awards granted to employees, officers, and directors as an expense on the statements of operations. Share-based compensation is recognized over the requisite service period of the individual awards, which generally equals the vesting period. Share options have a ten-year life and generally vest 25% on the first anniversary of the grant and in 1/48th equal installments on each monthly anniversary thereafter, such that options are fully vested on the four-year anniversary of the date of grant.

The fair value of share options is estimated using a Black-Scholes valuation model on the date of grant. This method requires certain assumptions be used as inputs, such as the fair value of the underlying common shares, expected term of the option before exercise, expected volatility of the Company’s Ordinary Shares, expected dividend yield, and a risk-free interest rate. The Company has limited historical share option activity and therefore estimates the expected term of share options granted using the simplified method, which represents the average of the contractual term of the share option and its weighted-average vesting period. The expected volatility of share options is based upon the historical volatility of a number of publicly traded companies in similar stages of clinical development. We have not declared or paid any dividends and do not currently expect to do so in the foreseeable future. The risk-free interest rates used are based on the implied yield currently available in United States Treasury securities at maturity with a term equivalent to the expected term of the share options. The effect of forfeited awards is recorded when the forfeiture occurs.

Share-based awards to non-employees are remeasured at each reporting date and compensation costs are recognized as services are rendered, generally on a straight-line basis. The Company believes that the fair value of these awards is more reliably measurable than the fair value of the services rendered.

Ordinary Shares Valuation

Ordinary Shares Valuation

Prior to the merger and due to the absence of an active market for the Company’s ordinary shares, the Company utilized third-party valuations which utilized methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its Ordinary Shares.

Prior to 2017, the income and market approach and the Option-Pricing-Method, as appropriate, were used to value the Ordinary Shares of the Company at the option grant dates. A discount for lack of marketability was also incorporated in determining the value of the Ordinary Shares.

During 2017, the Company relied on the Guideline Transaction Method (Return on Invested Capital) to estimate the value the Ordinary Shares of the Company at the option grant dates. The Company conducted a search for development stage and preclinical trials stage biotechnology therapeutics companies which initially received capital and later were acquired in merger and acquisitions transactions. Under this method, the Company estimated its range of business enterprise value (“BEV”).

1.

Similar Transactions: The Company conducted a search for development stage and preclinical trials stage biotechnology therapeutics companies using the Dow Jones VentureSource™ database of private venture-backed companies and selected private target companies similar to the Company.

2.	Range of Multiple Observed: Using the total deal consideration and the total capital raised prior to the acquisition, the Company estimated the total deal consideration/capital raised multiple;
3.

Multiples Selection: The Company selected multiples of 1.00x and 1.50x for the low and high estimates, respectively. The Company selected multiples between the minimum and lower (first) quartile of the dataset due to the Company's stage of product development and the inherent survivorship bias of the dataset.  These multiplies were applied to the Company’s total productive invested capital as of the Valuation Date.

4.

Discount for Lack of Control (“DLOC”): The BEV range estimated from the Guideline Transaction Method reflects a controlling interest. In order to estimate a BEV on a minority interest basis, the Company applied a discount for lack of control to the indicated equity value after accounting for any debt.

After estimating a range of BEV, the Company added cash and cash equivalents to derive an estimated range of the Market Value of Invested Capital (“MVIC”). The Company than adjusted this value for debt and estimated the value of the Company’s equity.

After estimating the Company’s equity value, the Company allocated the value to the various equity classes and debt comprising the Company’s capitalization table using the Option-Pricing Method. Under the OPM, each equity class was modeled as having a call option with a distinct claim on the total value of the Company. Each option’s exercise price was based on the Company’s total value available for each participating security holder. The characteristics of each class of ownership determined the claim on the total value for that class of ownership. By constructing a series of options in which the exercise prices were set at incremental levels of value corresponding to the values necessary for each level of equity to participate, we determined the incremental option value of each series. When multiplied by the percentage of ownership of each equity class participating under that series, the result was the incremental value allocated to each class under that series.  The Company used the Black Scholes option-pricing model within the equity allocation.

In making the final determination, the Company determined a discount for lack of marketability.

For awards issued near the merger date, a market approach was utilized based upon publicly available prices for Alcobra Ltd. Significant changes to the key assumptions underlying the factors used could have resulted in different fair values of ordinary shares at each valuation date.

Income Tax Expense

Income Tax Expense

The Company records deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the Company’s financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates expected to be in effect in the years in which the differences are expected to reverse. A valuation allowance is provided to reduce the net deferred tax assets to the amount that will more likely than not be realized. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the provision for income taxes in the period that includes the enactment date.

The Company also assesses the probability that the positions taken or expected to be taken in its income tax returns will be sustained by taxing authorities. A “more likely than not” (more than 50 percent) recognition threshold must be met before a tax benefit can be recognized. Tax positions that are more likely than not to be sustained are reflected in the Company’s financial statements. Tax positions are measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The difference between the benefit recognized for a position and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit. Potential interest and penalties associated with such uncertain tax positions are recorded as a component of income tax expense.

Net Loss per Share

Net Loss per Share

Basic net loss per share is calculated by dividing the net loss by the weighted-average number of Ordinary Shares outstanding for the period, without consideration for ordinary share equivalents. Diluted net loss per share is calculated by dividing the net loss by the weighted-average number of Ordinary Shares and dilutive ordinary share equivalents outstanding for the period determined using the treasury-stock method. Dilutive Ordinary Shares are comprised of convertible preferred stock, convertible notes, share options and warrants. Dilutive securities that were not included in the calculation of diluted net loss per share because they were anti-dilutive totaled 3,057,000, 2,800,000 and 3,843,000 potential shares at December 31, 2017, 2016 and 2015, respectively.

The calculation of the weighted-average number of shares outstanding excludes shares which have been issued upon the early exercise of share options and are subject to future vesting and unvested restricted stock totaling 702,000, 769,000 and 769,000 shares as of December 31, 2017, 2016 and 2015, respectively, and shares held in treasury totaling 43,000 at December 31, 2017. There were no treasury shares at December 31, 2016 or 2015.

The Company applies the two-class method as required by ASC Topic 260-10, “Earnings Per Share” (“ASC 260-10”), which requires the income or loss per share for each class of shares (ordinary and preferred shares) to be calculated assuming 100% of the Company’s earnings are distributed as dividends to each class of shares based on their contractual rights.

No dividends were declared or paid during the reported periods. According to the provisions of ASC 260-10, the Company’s preferred shares are not participating securities in losses and, therefore, are not included in the computation of net loss per share.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) amended the existing Accounting Standards Update (ASU) for revenue recognition No. 2014-09, Revenue from Contracts with Customers, which outlines a comprehensive revenue recognition model and supersedes most current revenue recognition guidance. ASU 2014-09 outlines a five-step process for revenue recognition that focuses on transfer of control, as opposed to transfer of risk and rewards, and also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenues and cash flows from contracts with customers. Major provisions include determining which goods and services are distinct and require separate accounting (performance obligations), how variable consideration (which may include change orders and claims) is recognized, whether revenue should be recognized at a point in time or over time and ensuring the time value of money is considered in the transaction price.

The FASB subsequently issued amendments to ASU No. 2014-09 that have the same effective date and transition date. Due to the Company’s emerging growth company status, these new standards will become effective for the Company on January 1, 2019. This ongoing evaluation is dependent upon the resolution of certain questions relating to the application of the new revenue recognition guidance for collaboration agreements which will ultimately determine the impact, if any, the adoption of this standard may have on our financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new accounting standard requires lessees to recognize lease liabilities and corresponding right-of-use assets for all leases with lease terms of greater than twelve months. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. The new accounting standard must be adopted using the modified retrospective approach and is effective for entities for annual reporting periods beginning after December 15, 2018, with early adoption permitted. Since the Company’s emerging growth company status will cease at December 31, 2018, this standard will become effective for the Company on January 1, 2019. The Company is currently evaluating the impact that the adoption of ASU 2016-02 will have on its consolidated financial statements and related disclosures.

Recently Adopted Accounting Pronouncements

Effective January 1, 2017, the Company adopted ASU No. 2017-09 Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting (ASU No. 2017-09). ASU No. 2017-09 provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. The Company’s adoption of ASU No. 2017-09 had no impact on the Company’s statements of financial position or results of operations and comprehensive loss.

In November 2016, the FASB issued ASU 2016-18, Restricted Cash, which requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. This update is effective for annual periods beginning after December 15, 2017, and interim periods within those fiscal years with early adoption permitted. The Company adopted this pronouncement retrospectively effective in the December 31, 2017 consolidated financial statements. There was no effect on previously reported balances as a result of adoption of the standard.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): “Clarifying the Definition of a Business” which clarifies the definition of a business and affects all companies and other reporting organizations that must determine whether they have acquired or sold a business. The amendments are intended to assist with the evaluation of whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The guidance is effective for the Company for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years and should be applied prospectively as of the beginning of the period of adoption. Early adoption is permitted under certain circumstances. The Company adopted ASU 2017-01 as of January 1, 2017 and the adoption did not have an impact on the Company’s accounting and disclosures.